S000047014 [Member] Investment Objectives and Goals - BATS SERIES A	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BATS: Series A Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BATS: Series A Portfolio (the “Fund”) is to seek a high level of current income consistent with capital preservation.